Interests in unconsolidated structured entities	12 Months Ended
Dec. 31, 2022
Disclosure of unconsolidated structured entities [abstract]
Interests in unconsolidated structured entities
46.	Interests in unconsolidated structured entities

(a)	The nature and extent of interests in unconsolidated structured entities
The Group involved in assets-backed securitization, structured financing, beneficiary certificates (primarily investment funds) and other structured entities and characteristics of these structured entities are as follows:

Description
Assets-backed securitization
Securitization vehicles are established to buy assets from originators and issue asset-backed securities in order to facilitate the originators’ funding activities and enhance their financial soundness. The Group is involved in the securitization vehicles by purchasing (or committing to purchase) the asset-backed securities issued and/or providing other forms of credit enhancement.

The Group does not consolidate a securitization vehicle if (i) the Group is unable to make or approve decisions as to the modification of the terms and conditions of the securities issued by such vehicle or disposal of such vehicles’ assets, (ii) (even if the Group is so able) if the Group does not have the exclusive or primary power to do so, or (iii) if the Group does not have exposure, or right, to a significant amount of variable returns from such entity due to the purchase (or commitment to purchase) of asset-backed securities so issued or subordinated obligations or by providing other forms of credit support.

Description

Structured financing	Structured entities for project financing are established to raise funds and invest in a specific project such as M&A (mergers and acquisitions), BTL (build-transfer-lease), shipping finance, etc. The Group is involved in the structured entities by originating loans, investing in equity, or providing credit enhancement.

Investment fund	Investment fund means an investment trust, a PEF (private equity fund) or a partnership which invests in a group of assets such as stocks or bonds by issuing a type of beneficiary certificates to raise funds from the general public, and distributes its income and capital gains to their investors. The Group manages assets by investing in shares of investment fund or playing a role of an operator or a GP (general partner) of investment fund, on behalf of other investors.
The size of unconsolidated structured entities as of December 31, 2021 and 2022 are as follows:

	2021		2022
Total assets:
Asset-backed securitization	~~W~~	248,200,446	237,920,155
Structured financing		255,854,384	343,752,304
Investment fund		301,241,508	343,504,568

	~~W~~	805,296,338	925,177,027

(b)	Nature of risks
i) The carrying values of the assets and liabilities relating to its interests in unconsolidated structured entities as of December 31, 2021 and 2022 are as follows:

	2021
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets under consolidated financial statements:
Loans measured at fair value through profit or loss	~~W~~	16,352	156,630	42,231	215,213
Loan at amortized cost		731,184	13,548,490	155,572	14,435,246
Securities at fair value through profit or loss		3,752,394	235,238	14,014,493	18,002,125
Derivate assets		4,343	16,560	—	20,903
Securities at fair value through other comprehensive income		2,510,057	215,237	—	2,725,294
Securities at amortized cost		6,493,106	—	—	6,493,106
Other assets		138	17,280	177	17,595

	~~W~~	13,507,574	14,189,435	14,212,473	41,909,482

Liabilities under consolidated financial statements:
Derivate liabilities	~~W~~	3,817	48	—	3,865
Other liabilities		103	21,683	—	21,786

	~~W~~	3,920	21,731	—	25,651

	2022
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets under consolidated financial statements:
Loans measured at fair value through profit or loss	~~W~~	9,269	693,630	498	703,397
Loan at amortized cost		869,478	15,725,255	183,263	16,777,996
Securities at fair value through profit or loss		2,475,307	250,470	13,767,837	16,493,614
Derivate assets		4,432	—	—	4,432
Securities at fair value through other comprehensive income		1,832,987	179,714	—	2,012,701
Securities at amortized cost		6,894,241	—	—	6,894,241
Other assets		4,337	44,448	5,608	54,393

	~~W~~	12,090,051	16,893,517	13,957,206	42,940,774

Liabilities under consolidated financial statements:
Derivate liabilities	~~W~~	24,902	91	—	24,993
Other liabilities		788	18,840	101	19,729

	~~W~~	25,690	18,931	101	44,722

ii) The maximum risk exposure of the Group relating to its interests in unconsolidated structured entities as of December 31, 2021 and 2022 are as follows:

	2021
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	13,507,574	14,189,435	14,212,473	41,909,482
ABS and ABCP purchase agreements		895,273	2,210	2,703,353	3,600,836
Loan commitments		439,843	984,082	6,900	1,430,825
Guarantees		21,200	105,550	—	126,750
Others		—	150,579	—	150,579

	~~W~~	14,863,890	15,431,856	16,922,726	47,218,472

	2022
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	12,090,051	16,893,517	13,957,206	42,940,774
ABS and ABCP purchase agreements		1,014,702	104,773	2,257,564	3,377,039
Loan commitments		419,039	988,331	—	1,407,370
Guarantees		15,000	80,000	—	95,000
Others		—	103,039	—	103,039

	~~W~~	13,538,792	18,169,660	16,214,770	47,923,222